PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

CLOSED-END FUNDS - 40.6%	Shares	Value
Apax Global Alpha Ltd.	847,254	$ 2,604,958
Ares Capital Corporation	79,498	1,684,562
Golub Capital BDC, Inc.	46,499	717,945
HarbourVest Global Private Equity Ltd. (a)	113,531	4,413,240
HBM Healthcare Investments AG	4,518	1,680,955
HgCapital Trust plc	480,435	2,736,289
ICG Enterprise Trust plc	169,986	2,919,400
Pantheon International plc (a)	715,630	3,256,785
Princess Private Equity Holding Ltd.	154,064	2,531,671
Standard Life Private Equity Trust plc	344,237	2,685,600
Syncona Ltd. (a)	234,366	672,964
TOTAL CLOSED-END FUNDS (Cost $20,953,153)		$ 25,904,369

COMMON STOCKS - 19.0%	Shares	Value
FINANCIALS - 19.0%
ASSET MANAGEMENT - 19.0%
3i Group plc	121,160	$ 2,377,874
AURELIUS Equity Opportunities SE & Company KGaA	66,246	2,037,064
Intermediate Capital Group plc	2,645	78,600
Onex Corporation	36,006	2,829,970
Owl Rock Capital Corporation	98,420	1,393,627
Sixth Street Specialty Lending, Inc.	55,580	1,300,016
Wendel SE	17,454	2,092,058
TOTAL COMMON STOCKS (Cost $10,284,896)		$ 12,109,209

PRIVATE INVESTMENTS - 41.5%	Shares	Value
DIRECT EQUITY INVESTMENTS - 23.5%
BlueVoyant LLC (a)(b)(c)	—	$ 5,000,000
TriSalus Life Sciences, Inc. (a)(b)	14,285,714	5,000,000
Wealth Enhancement Group (a)(b)(c)	—	5,000,000
		15,000,000
PRIVATE EQUITY FUNDS - 18.0%
Arsenal Capital Partners Fund VI (d)	—	—
Arsenal Capital Partners Growth LP (e)	—	—

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 41.5% (Continued)	Shares	Value
PRIVATE EQUITY FUNDS - 18.0% (Continued)
ICG Ludgate Hill IIA Boston, LP (b)(c)	—	$ 3,296,983
Onex Structured Credit Opportunities Partners I, LP (b)(c)	—	2,201,374
Partners Group Direct Equity 2019 (USD) A, LP (a)(b)(c)(f)	—	3,500,194
Saturn Five Frontier I, LLC (a)(b)(c)(g)	—	2,500,000
		11,498,551

TOTAL PRIVATE INVESTMENTS (Cost $26,172,063)		$ 26,498,551

TOTAL INVESTMENTS AT VALUE - 101.1% (Cost $57,410,112)		$ 64,512,129

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1%)		(717,180)

NET ASSETS - 100.0%		$ 63,794,949

(a)	Non-income producing security.
(b)	Restricted investment as to resale.
(c)	Private investment does not issue shares.
(d)	As of December 31, 2021, $8,000,000 has been committed to for this investment but has not yet been funded by the Fund. This investment focuses on healthcare and industrial growth, and redemptions are subject to the consent of the General Partner.
(e)	As of December 31, 2021, $2,500,000 has been committed to for this investment but has not yet been funded by the Fund. This investment focuses on healthcare and industrial growth, and redemptions are subject to the consent of the General Partner.
(f)	Investment is valued using net asset value per share (or its equivalent) as practical expedient.
(g)	Affiliated investment for which ownership exceeds 5% of the investment’s capital.

AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
KGaA	-	Kommanditgesellschaft Auf Aktien is a German corporate designation standing for partnership limited by shares.
plc	-	public limited company
SE	-	Societas Europaea is a European public company.